Debt, Derivatives and Royalty certificates liabilities - French state-guaranteed loan ("PGE") and equity recovery loans ("PPR") (Details) € in Thousands	1 Months Ended		12 Months Ended			68 Months Ended
	Jun. 30, 2022 EUR (€) loan	May 31, 2020 EUR (€) agreement	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€)
Guarantee Details
Loan obtained				€ 24,916
Repayments of borrowings			€ 3,267	2,606	€ 2,485
Loan agreements with syndicate of French banks, under stimulus economic plan
Guarantee Details
Number of loan agreements | loan	2
Total amount of loan	€ 5,300
Loan agreements with syndicate of French banks, state guaranteed loan (Pret Garanti par l'Etat)
Guarantee Details
Number of loan agreements | loan	1
Percentage of loan guaranteed by French state	90.00%
Equity recovery loans
Guarantee Details
Financing period of loan	8 years
Repayment period for loan	4 years
Financing from a syndicate of French banks
Guarantee Details
Number of loans obtained guaranteed by the french state | agreement		3
Loan obtained		€ 10,000
Extension of term of debt		4 years
Number of loan agreements | loan	3
Repayments of borrowings			€ 3,300	€ 2,600	€ 2,500	€ 9,400